Organization and Business Description - Schedule of Company’s Subsidiaries (Details)	12 Months Ended
Sep. 30, 2025
Hong Kong Jintaiyang International Education Holding Group Limited (“Golden Sun Hong Kong”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Jun. 23, 2017
Jurisdiction of Formation	Hong Kong, PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment Holding
Golden Sun (SH) Cultural and Tourism Research Institute Limited (“Golden Sun (SH)”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Apr. 03, 2023
Jurisdiction of Formation	Hong Kong, PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Investment Holding
Zhejiang Golden Sun Education Technology Group Co., Ltd. (“Golden Sun Wenzhou” or “WFOE”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Oct. 24, 2018
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Education and management service
Wenzhou City Ouhai District Yangfushan Culture Tutorial School (“Yangfushan Tutorial”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	May 05, 2008
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Tutorial service
Wenzhou Lilong Network Technology Co., Ltd. (“Wenzhou Lilong”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Dec. 17, 2019	[1]
Jurisdiction of Formation	PRC	[1]
Percentage of direct/indirect Economic Ownership	100.00%	[1]
Principal Activities	Education logistics and accommodation service	[1]
Shanghai Fuyouyuan Health Technology Co., Ltd, (“Fuyouyuan”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Mar. 07, 2023	[2]
Jurisdiction of Formation	PRC	[2]
Percentage of direct/indirect Economic Ownership	100.00%	[2]
Principal Activities	Health business	[2]
Zhejiang Golden Sun Selection Technology Co., Ltd. (“Golden Sun Selection”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Nov. 17, 2023
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	E-commerce service
Shanghai Fuyang Culture Technology Co., Ltd. (“Shanghai Fuyang”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Sep. 05, 2024	[3]
Jurisdiction of Formation	PRC	[3]
Percentage of direct/indirect Economic Ownership	51.00%	[3]
Principal Activities	Cultural and Tourism	[3]
Zhejiang Oulong Culture and Tourism Industry Development Co., Ltd. (“Zhejiang Oulong”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Apr. 27, 2023	[4]
Jurisdiction of Formation	PRC	[4]
Percentage of direct/indirect Economic Ownership	100.00%	[4]
Principal Activities	Cultural and Tourism	[4]
Shanghai Wensaier Education Technology Co., Ltd. (“Wensaier”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Jun. 18, 2025
Jurisdiction of Formation	PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Educational training service

[1]	Wenzhou Lilong, formerly known as Wenzhou Lilong Logistics Services Co., Ltd., changed its name on June 19, 2025.
[2]	On March 19, 2025, the other shareholder of Fuyouyuan transferred all of his equity interests to the Company for a price of nil, as Fuyouyuan had not yet commenced operations.
[3]	On October 10, 2025, the other shareholder of Shanghai Fuyang transferred all of his equity interests to the Company for a price of nil.
[4]	On July 30, 2025, the Company completed the acquisition of Zhejiang Oulong. (details refer to Note 4).